Property, Plant and Equipment - Schedule of Impairment Losses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	¥ 1,244,072	¥ 1,106,846	¥ 994,308
Research and development expenses	633,325	526,087	455,833
Accumulated impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Cost of sales	(375)	(261)	(139)
Selling, general and administrative expenses	(75)	(34)	(149)
Research and development expenses	0	0	(68)
Other operating expenses	(1,881)	(92)	(80)
Total	¥ (2,331)	¥ (388)	¥ (436)